Retirement Plans (Notes)	12 Months Ended
Sep. 30, 2016
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLANS
RETIREMENT PLANS

Pension Benefits

The Company has non-contributory defined benefit pension plans covering certain U.S. and non-U.S. employees. The benefits provided are primarily based on years of service and average compensation or a monthly retirement benefit amount. Effective January 1, 2006, certain of the Company’s U.S. pension plans were amended to prohibit new participants from entering the plans. Effective September 30, 2009, active participants continued to accrue benefits under the amended plans until December 31, 2014. Funding for U.S. pension plans equals or exceeds the minimum requirements of the Employee Retirement Income Security Act of 1974. Funding for non-U.S. plans observes the local legal and regulatory limits. Also, the Company makes contributions to union-trusteed pension funds for construction and service personnel.

For pension plans with accumulated benefit obligations ("ABO") that exceed plan assets, the projected benefit obligation ("PBO"), ABO and fair value of plan assets of those plans were $7,124 million, $6,966 million and $5,234 million, respectively, as of September 30, 2016 and $3,636 million, $3,581 million and $2,939 million, respectively, as of September 30, 2015.

In fiscal 2016, total employer contributions to the defined benefit pension plans were $136 million, of which $34 million were voluntary contributions made by the Company. The Company expects to contribute approximately $326 million in cash to its defined benefit pension plans in fiscal 2017 including $247 million due to change-in-control provisions triggered by the Tyco Merger. Projected benefit payments from the plans for continuing and discontinued operations as of September 30, 2016 are estimated as follows (in millions):

2017	$569
2018	321
2019	332
2020	337
2021	344
2022-2026	1,879

Postretirement Benefits

The Company provides certain health care and life insurance benefits for eligible retirees and their dependents primarily in the U.S., Canada and Brazil. Most non-U.S. employees are covered by government sponsored programs, and the cost to the Company is not significant.

Eligibility for coverage is based on meeting certain years of service and retirement age qualifications. These benefits may be subject to deductibles, co-payment provisions and other limitations, and the Company has reserved the right to modify these benefits. Effective January 31, 1994, the Company modified certain salaried plans to place a limit on the Company’s cost of future annual retiree medical benefits at no more than 150% of the 1993 cost.

The health care cost trend assumption does not have a significant effect on the amounts reported.
In fiscal 2016, total employer and employee contributions to the postretirement plans were $7 million. The Company expects to contribute approximately $4 million in cash to its postretirement plans in fiscal 2017. Projected benefit payments from the plans for continuing and discontinued operations as of September 30, 2016 are estimated as follows (in millions):

2017	$21
2018	21
2019	21
2020	21
2021	20
2022-2026	86

In December 2003, the U.S. Congress enacted the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("Act") for employers sponsoring postretirement care plans that provide prescription drug benefits. The Act introduces a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans providing a benefit that is at least actuarially equivalent to Medicare Part D.1. Under the Act, the Medicare subsidy amount is received directly by the plan sponsor and not the related plan. Further, the plan sponsor is not required to use the subsidy amount to fund postretirement benefits and may use the subsidy for any valid business purpose. Projected subsidy receipts are estimated to be approximately $2 million per year over the next ten years.

Savings and Investment Plans

The Company sponsors various defined contribution savings plans that allow employees to contribute a portion of their pre-tax and/or after-tax income in accordance with plan specified guidelines. Under specified conditions, the Company will contribute to certain savings plans based on the employees’ eligible pay and/or will match a percentage of the employee contributions up to certain limits. Matching contributions charged to expense for continuing and discontinued operations amounted to $128 million, $123 million and $132 million for the fiscal years ended 2016, 2015 and 2014, respectively.

Multiemployer Benefit Plans

The Company contributes to multiemployer benefit plans based on obligations arising from collective bargaining agreements related to certain of its hourly employees in the U.S. These plans provide retirement benefits to participants based on their service to contributing employers. The benefits are paid from assets held in trust for that purpose. The trustees typically are responsible for determining the level of benefits to be provided to participants as well as for such matters as the investment of the assets and the administration of the plans.

The risks of participating in these multiemployer benefit plans are different from single-employer benefit plans in the following aspects:

•	Assets contributed to the multiemployer benefit plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the multiemployer benefit plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•
If the Company stops participating in some of its multiemployer benefit plans, the Company may be required to pay those plans an amount based on its allocable share of the underfunded status of the plan, referred to as a withdrawal liability.

The Company participates in approximately 284 multiemployer benefit plans, primarily related to its Buildings business in the U.S., none of which are individually significant to the Company. The number of employees covered by the Company’s multiemployer benefit plans has remained consistent over the past three years, and there have been no significant changes that affect the comparability of fiscal 2016, 2015 and 2014 contributions. The Company recognizes expense for the contractually-required contribution for each period. The Company contributed $46 million, $45 million and $44 million to multiemployer benefit plans in fiscal 2016, 2015 and 2014, respectively.

Based on the most recent information available, the Company believes that the present value of actuarial accrued liabilities in certain of these multiemployer benefit plans may exceed the value of the assets held in trust to pay benefits. Currently, the Company is not aware of any significant multiemployer benefits plans for which it is probable or reasonably possible that the Company will be obligated to make up any shortfall in funds. Moreover, if the Company were to exit certain markets or otherwise cease making contributions to these funds, the Company could trigger a withdrawal liability. Currently, the Company is not aware of any significant multiemployer benefit plans for which it is probable or reasonably possible that the Company will withdraw from the plan. Any accrual for a shortfall or withdrawal liability will be recorded when it is probable that a liability exists and it can be reasonably estimated.

Plan Assets

The Company’s investment policies employ an approach whereby a mix of equities, fixed income and alternative investments are used to maximize the long-term return of plan assets for a prudent level of risk. The investment portfolio primarily contains a diversified blend of equity and fixed income investments. Equity investments are diversified across U.S. and non-U.S. stocks, as well as growth, value and small to large capitalizations. Fixed income investments include corporate and government issues, with short-, mid- and long-term maturities, with a focus on investment grade when purchased and a target duration close to that of the plan liability. Investment and market risks are measured and monitored on an ongoing basis through regular investment portfolio reviews, annual liability measurements and periodic asset/liability studies. The majority of the real estate component of the portfolio is invested in a diversified portfolio of high-quality, operating properties with cash yields greater than the targeted appreciation. Investments in other alternative asset classes, including hedge funds and commodities, diversify the expected investment returns relative to the equity and fixed income investments. As a result of our diversification strategies, there are no significant concentrations of risk within the portfolio of investments.

The Company’s actual asset allocations are in line with target allocations. The Company rebalances asset allocations as appropriate, in order to stay within a range of allocation for each asset category.

The expected return on plan assets is based on the Company’s expectation of the long-term average rate of return of the capital markets in which the plans invest. The average market returns are adjusted, where appropriate, for active asset management returns. The expected return reflects the investment policy target asset mix and considers the historical returns earned for each asset category.

The Company’s plan assets at September 30, 2016 and 2015, by asset category, are as follows (in millions):

		Fair Value Measurements Using:
Asset Category	Total as of September 30, 2016	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Pension

Cash	$38	$38	$—	$—

Equity Securities
Large-Cap	692	499	193	—
Small-Cap	267	252	15	—
International - Developed	655	566	89	—

Fixed Income Securities
Government	345	280	65	—
Corporate/Other	950	633	317	—

Total Investments in the Fair Value Hierarchy	2,947	$2,268	$679	$—

Investments Measured at Net Asset Value, as Practical Expedient:
Real Estate Investments Measured at Net Asset Value *	346

Total Plan Assets	$3,293

Non-U.S. Pension

Cash	$90	$90	$—	$—

Equity Securities
Large-Cap	317	152	165	—
International - Developed	453	160	293	—
International - Emerging	19	19	—	—

Fixed Income Securities
Government	864	452	412	—
Corporate/Other	561	385	176	—

Hedge Fund	169	—	169	—

Real Estate	11	11	—	—
Total Investments in the Fair Value Hierarchy	2,484	$1,269	$1,215	$—

Investments Measured at Net Asset Value, as Practical Expedient:
Real Estate Investments Measured at Net Asset Value *	52

Total Plan Assets	$2,536

Postretirement

Cash	$7	$7	$—	$—

Equity Securities
Large-Cap	31	31	—	—
Small-Cap	10	10	—	—
International - Developed	23	23	—	—
International - Emerging	12	12	—	—

Fixed Income Securities
Government	23	23	—	—
Corporate/Other	65	65	—	—

Commodities	12	12	—	—

Real Estate	13	13	—	—

Total Plan Assets	$196	$196	$—	$—

		Fair Value Measurements Using:
Asset Category	Total as of September 30, 2015	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Pension

Cash	$75	$75	$—	$—

Equity Securities
Large-Cap	500	500	—	—
Small-Cap	235	235	—	—
International - Developed	472	472	—	—

Fixed Income Securities
Government	248	217	31	—
Corporate/Other	753	615	138	—

Total Investments in the Fair Value Hierarchy	2,283	$2,114	$169	$—

Investments Measured at Net Asset Value, as Practical Expedient:
Real Estate Investments Measured at Net Asset Value *	323

Total Plan Assets	$2,606

Non-U.S. Pension

Cash	$98	$98	$—	$—

Equity Securities
Large-Cap	68	68	—	—
International - Developed	104	104	—	—
International - Emerging	16	16	—	—

Fixed Income Securities
Government	441	319	122	—
Corporate/Other	220	192	28	—

Hedge Fund	172	—	172	—

Real Estate	7	7	—	—

Total Investments in the Fair Value Hierarchy	1,126	$804	$322	$—

Investments Measured at Net Asset Value, as Practical Expedient:
Real Estate Investments Measured at Net Asset Value *	51

Total Plan Assets	$1,177

Postretirement

Cash	$10	$10	$—	$—

Equity Securities
Large-Cap	30	30	—	—
Small-Cap	10	10	—	—
International - Developed	22	22	—	—
International - Emerging	10	10	—	—

Fixed Income Securities
Government	22	22	—	—
Corporate/Other	67	67	—	—

Commodities	12	12	—	—

Real Estate	11	11	—	—

Total Plan Assets	$194	$194	$—	$—

* The fair value of certain investments in real estate do not have a readily determinable fair value and requires the fund managers to independently arrive at fair value by calculating net asset value ("NAV") per share. In order to calculate NAV per share, the fund managers value the real estate investments using any one, or a combination of, the following methods: independent third party appraisals, discounted cash flow analysis of net cash flows projected to be generated by the investment and recent sales of comparable investments. Assumptions used to revalue the properties are updated every quarter. Due to the fact that the fund managers calculate NAV per share, the Company utilizes a practical expedient for measuring the fair value of its real-estate investments, as provided for under ASC 820, "Fair Value Measurement." In applying the practical expedient, the Company is not required to further adjust the NAV provided by the fund manager in order to determine the fair value of its investment as the NAV per share is calculated in a manner consistent with the measurement principles of ASC 946, "Financial Services - Investment Companies," and as of the Company's measurement date. The Company believes this is an appropriate methodology to obtain the fair value of these assets. For the component of the real estate portfolio under development, the investments are carried at cost until they are completed and valued by a third party appraiser. In accordance with ASU No. 2015-07, "Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)," investments for which fair value is measured using the net asset value per share practical expedient should be disclosed separate from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of total plan assets to the amounts presented in the notes to the consolidated financial statements.

The following is a description of the valuation methodologies used for assets measured at fair value.

Cash: The fair value of cash is valued at cost.

Equity Securities: The fair value of equity securities is determined by direct quoted market prices. The underlying holdings are direct quoted market prices on regulated financial exchanges. Certain equity securities are held within commingled funds which are valued at the unitized NAV or percentage of the net asset value as determined by the custodian of the fund. These values are based on the fair value of the underlying net assets owned by the fund.

Fixed Income Securities: The fair value of fixed income securities is determined by direct or indirect quoted market prices. If indirect quoted market prices are utilized, the value of assets held in separate accounts is not published, but the investment managers report daily the underlying holdings. The underlying holdings are direct quoted market prices on regulated financial exchanges.

Commodities: The fair value of the commodities is determined by quoted market prices of the underlying holdings on regulated financial exchanges.

Hedge Funds: The fair value of hedge funds is accounted for by the custodian. The custodian obtains valuations from underlying managers based on market quotes for the most liquid assets and alternative methods for assets that do not have sufficient trading activity to derive prices. The Company and custodian review the methods used by the underlying managers to value the assets. The Company believes this is an appropriate methodology to obtain the fair value of these assets.

Real Estate: The fair value of Real Estate Investment Trusts ("REITs") is recorded as Level 1 as these securities are traded on an open exchange.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following sets forth a summary of changes in the fair value of assets measured using significant unobservable inputs (Level 3) (in millions):

Hedge Funds
U.S. Pension

Asset value as of September 30, 2014	$4

Additions net of redemptions	(3)
Realized gain (loss)	(1)
Unrealized gain	—

Asset value as of September 30, 2015	$—

There were no Level 3 assets as of September 30, 2016 or 2015 or any Level 3 asset activity during fiscal 2016.
Funded Status

The table that follows contains the ABO and reconciliations of the changes in the PBO, the changes in plan assets and the funded status (in millions):

	Pension Benefits				Postretirement Benefits
	U.S. Plans		Non-U.S. Plans
September 30,	2016	2015	2016	2015	2016	2015

Accumulated Benefit Obligation	$4,118	$2,985	$3,359	$1,388	$—	$—

Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	3,022	2,875	1,447	1,572	211	224
Service cost	16	31	30	25	2	3
Interest cost	104	122	44	46	6	9
Plan participant contributions	—	—	1	1	6	6
Benefit obligations assumed in Tyco acquisition	974	—	1,635	—	30	—
Other acquisitions	—	—	279	—	2	—
Divestitures	—	—	—	(18)	—	—
Actuarial loss	355	203	295	7	5	—
Benefits and settlements paid	(301)	(209)	(116)	(65)	(22)	(24)
Estimated subsidy received	—	—	—	—	1	1
Curtailment	—	—	—	(5)	—	—
Other	(1)	—	(1)	43	1	(4)
Currency translation adjustment	—	—	(92)	(159)	—	(4)

Projected benefit obligation at end of year	$4,169	$3,022	$3,522	$1,447	$242	$211

Change in Plan Assets
Fair value of plan assets at beginning of year	$2,606	$2,504	$1,177	$1,201	$194	$219
Actual return on plan assets	267	(4)	113	48	17	(9)
Plan assets acquired in Tyco acquisition	705	—	1,149	—	—	—
Other acquisitions	—	—	180	—	—	—
Divestitures	—	—	—	(10)	—	—
Employer and employee contributions	16	315	121	81	7	8
Benefits paid	(124)	(201)	(59)	(55)	(22)	(24)
Settlement payments	(177)	(8)	(57)	(10)	—	—
Other	—	—	—	39	—	—
Currency translation adjustment	—	—	(88)	(117)	—	—

Fair value of plan assets at end of year	$3,293	$2,606	$2,536	$1,177	$196	$194

Funded status	$(876)	$(416)	$(986)	$(270)	$(46)	$(17)

Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost - continuing operations	$21	$16	$25	$20	$53	$37
Prepaid benefit cost - discontinued operations	1	1	7	10	—	—
Accrued benefit liability - continuing operations	(896)	(432)	(832)	(184)	(95)	(52)
Accrued benefit liability - discontinued operations	(2)	(1)	(186)	(116)	(4)	(2)

Net amount recognized	$(876)	$(416)	$(986)	$(270)	$(46)	$(17)

Weighted Average Assumptions (1)
Discount rate (2)	3.70%	4.40%	1.90%	3.15%	3.30%	3.75%
Rate of compensation increase	3.20%	3.25%	2.75%	3.00%	NA	NA

(1)	Plan assets and obligations are determined based on a September 30 measurement date at September 30, 2016 and 2015.

(2)
The Company considers the expected benefit payments on a plan-by-plan basis when setting assumed discount rates. As a result, the Company uses different discount rates for each plan depending on the plan jurisdiction, the demographics of participants and the expected timing of benefit payments. For the U.S. pension and postretirement plans, the Company uses a discount rate provided by an independent third party calculated based on an appropriate mix of high quality bonds. For the non-U.S. pension and postretirement plans, the Company consistently uses the relevant country specific benchmark indices for determining the various discount rates.

At September 30, 2015, the Company changed the method used to estimate the service and interest components of net periodic benefit cost for pension and other postretirement benefits for plans that utilize a yield curve approach. This change compared to the previous method results in different service and interest components of net periodic benefit cost (credit). Historically, the Company estimated these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. The Company elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The Company made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. This change does not affect the measurement of the total benefit obligations or annual net periodic benefit cost (credit) as the change in the service and interest costs is completely offset in the net actuarial (gain) loss reported. The change in the service and interest costs was not significant. The Company accounted for this change as a change in accounting estimate.

Accumulated Other Comprehensive Income

The amounts in AOCI on the consolidated statements of financial position, exclusive of tax impacts, that have not yet been recognized as components of net periodic benefit cost at September 30, 2016 are as follows (in millions):

	Pension Benefits	Postretirement Benefits
Accumulated other comprehensive loss
Net transition asset	$1	$—
Net prior service cost	4	—
Total	$5	$—

The amounts in AOCI expected to be recognized as components of net periodic benefit cost over the next fiscal year are shown below (in millions):

	Pension Benefits	Postretirement Benefits
Amortization of:
Net transition obligation	$—	$—
Net prior service cost	1	—
Total	$1	$—

Net Periodic Benefit Cost

The table that follows contains the components of net periodic benefit cost (in millions):

	Pension Benefits						Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
Year ended September 30,	2016	2015	2014	2016	2015	2014	2016	2015	2014
Components of Net Periodic Benefit Cost (Credit):
Service cost	$16	$31	$70	$30	$32	$38	$2	$3	$5
Interest cost	104	122	138	44	57	71	6	9	12
Expected return on plan assets	(191)	(181)	(207)	(61)	(71)	(75)	(10)	(12)	(12)
Net actuarial (gain) loss	268	387	126	237	14	172	(2)	21	(24)
Amortization of prior service cost (credit)	—	—	1	1	(1)	(1)	(1)	(1)	(7)
Curtailment gain	—	—	—	—	(15)	(2)	—	—	—
Settlement loss	11	1	15	6	—	1	—	—	—

Net periodic benefit cost (credit)	208	360	143	257	16	204	(5)	20	(26)
Net periodic benefit (cost) credit related to discontinued operations	(1)	(1)	(1)	(111)	1	(107)	(1)	(1)	7

Net periodic benefit cost (credit) included in continuing operations	$207	$359	$142	$146	$17	$97	$(6)	$19	$(19)

Expense Assumptions:
Discount rate	4.40%	4.35%	4.90%	3.10%	3.00%	3.60%	3.75%	4.35%	4.90%
Expected return on plan assets	7.50%	7.50%	8.00%	4.50%	4.50%	4.75%	5.45%	5.75%	5.80%
Rate of compensation increase	3.25%	3.25%	3.30%	3.30%	2.60%	2.60%	NA	NA	NA